Document And Entity Information	Oct. 28, 2020
Document Information Line Items
Entity Registrant Name	SPARTAN ENERGY ACQUISITION CORP.
Trading Symbol	SPAQ
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001720990
Document Period End Date	Oct. 28, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	258-0947
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Security Exchange Name	NYSE